Note 11 - Share-based Payments (Details Textual)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 shares
Statement Line Items [Line Items]
Option life, share options granted	3	3	3
Weighted average remaining contractual life of outstanding share options (Year)	1 year 29 days	1 year 189 days	2 years 94 days	2 years 281 days
Risk free interest rate, share options granted	1.37%	2.19%	2.19%
Expected dividend, share options granted | $	$ 0	$ 0	$ 0
Expected volatility, share options granted	123.00%	105.00%	98.00%
Weighted average share price, share options granted (in CAD per share)	$ 0.08	$ 0.13	$ 0.07
Exercise price, share options granted (in CAD per share)	$ 0.05	$ 0.13	$ 0.07
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted | $	$ 0.0355	$ 0.05	$ 0.0436
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 0.13	$ 0.23	$ 0.23
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 0.05	$ 0.07	$ 0.07
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares				7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares				5.00%
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted				10